Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common shares	Treasury stock	Additional paid-in capital	Accumulated deficits	Statutory reserves	Accumulated other comprehensive (loss)/income	Total Xunlei Limited's shareholders' equity	Non-controlling interest	Total
Beginning Balance, Amount at Dec. 31, 2020	$ 84	$ 8	$ 469,887	$ (181,095)	$ 5,414	$ (2,144)	$ 292,154	$ (1,781)	$ 290,373
Beginning Balance, Shares at Dec. 31, 2020	334,401,981	34,475,224
Share-based compensation			6,170				6,170		6,170
Restricted shares vested (in shares)	2,855,965	(2,855,965)
Appropriation of statutory reserves				(741)	741
Net income				1,191			1,191	(83)	1,108
Currency translation adjustments						4,132	4,132	(16)	4,116
Ending Balance, Amount at Dec. 31, 2021	$ 84	$ 8	476,057	(180,645)	6,155	1,988	303,647	(1,880)	301,767
Ending Balance, Shares at Dec. 31, 2021	337,257,946	31,619,259
Issuance of common shares for vesting of restricted shares		$ 1	(1)
Issuance of common shares for vesting of restricted shares (in shares)		6,124,735
Repurchase of common shares	$ (5)	$ 5	(6,747)				(6,747)		(6,747)
Repurchase of common shares (in shares)	(22,049,870)	22,049,870
Share-based compensation			8,184				8,184		8,184
Restricted shares vested	$ 2	$ (2)
Restricted shares vested (in shares)	9,839,660	(9,839,660)
Appropriation of statutory reserves				(881)	881
Disposal of subsidiaries			2				2	358	360
Capital injection in a subsidiary from noncontrolling interest shareholders								(63)	(63)
Net income				21,463			21,463	(116)	21,347
Currency translation adjustments						(16,656)	(16,656)	229	(16,427)
Ending Balance, Amount at Dec. 31, 2022	$ 81	$ 12	477,495	(160,063)	7,036	(14,668)	309,893	(1,472)	308,421
Ending Balance, Shares at Dec. 31, 2022	325,047,736	49,954,204
Repurchase of common shares	$ (3)	$ 3	(4,687)				(4,687)		(4,687)
Repurchase of common shares (in shares)	(13,037,345)	13,037,345
Share-based compensation			9,676				9,676		9,676
Restricted shares vested	$ 3	$ (3)
Restricted shares vested (in shares)	11,515,165	(11,515,165)
Appropriation of statutory reserves				(1,106)	1,106
Net income				14,225			14,225	41	14,266
Currency translation adjustments						(4,245)	(4,245)	42	(4,203)
Ending Balance, Amount at Dec. 31, 2023	$ 81	$ 12	$ 482,484	$ (146,944)	$ 8,142	$ (18,913)	$ 324,862	$ (1,389)	$ 323,473
Ending Balance, Shares at Dec. 31, 2023	323,525,556	51,476,384